Note 13 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]

13.   SUBSEQUENT EVENTS

In January 2022, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (“Wainwright”), pursuant to which the Company may offer and sell, from time to time through Wainwright, shares of its common stock for aggregate gross proceeds of up to $12.9 million (the “Shares”). As of the date of this filing, the Company has not made any sales pursuant to the ATM Agreement.